Schedule of allowance for expected credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at January 1		$ (9,097)
Current period additions for expected credit losses		(259,052)
Write-offs charges against allowance	(84,088)	268,149
Recoveries collected
Foreign exchange impacts
Balance at December 31	$ (84,088)